Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Summary of Intangible Assets

A summary of the intangible assets as at June 30, 2026 and December 31, 2025 is as follows:

	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At December 31, 2025	128,489	18,656	10,830	1,906	159,881
Additions	—	115	589	1,141	1,845
Reclassifications	—	783	—	(783)	—
Exchange differences	(7,020)	(1,038)	(524)	(138)	(8,720)
At June 30, 2026	121,469	18,516	10,895	2,126	153,006
Accumulated amortization
At December 31, 2025	—	(14,752)	(7,107)	(275)	(22,134)
Amortization charge	—	(1,220)	(808)	—	(2,028)
Exchange differences	—	865	371	16	1,252
At June 30, 2026	—	(15,107)	(7,544)	(259)	(22,910)
Cost, net accumulated amortization
At December 31, 2025	128,489	3,904	3,723	1,631	137,747
At June 30, 2026	121,469	3,409	3,351	1,867	130,096